Basis of presentation	12 Months Ended
Dec. 31, 2011
Basis of presentation

2 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company, through its direct ownership of the WFOEs, is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation. All subsidiaries are majority owned by the Company. As of December 31, 2011, the Company does not hold any investments accounted for under the cost or equity method.

The Company consolidates the VIEs in accordance with Securities and Exchange Commission (“SEC”) Rule SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 Consolidation: Overall, through the signed Contractual Agreements. The Company is required to continue to consolidate the VIEs under the guidance in Accounting Standards Update (“ASU”) 2009-17 effective January 1, 2010, because the Company has determined that 1) the WOFEs are most closely associated with the VIEs among the members of the related party group who share the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses or the right to receive benefits of the VIEs that could potentially be significant to the VIEs.

Foreign currency

The accompanying consolidated financial statements are presented in U.S. dollars (“US$”). The functional currency of the Company is US$ while those of the Company’s operating subsidiaries and consolidated VIEs in the PRC, Singapore and Indonesia are the Renminbi (“RMB”), Singapore dollar (“SGD”) and Indonesian rupiah (“IDR”), respectively, as determined based on the criteria of ASC topic 830, “Foreign Currency Matters.” Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

All assets and liabilities of our subsidiaries and consolidated VIEs in the PRC, Singapore and Indonesia are translated into US$ at the exchange rates in effect at the balance sheet dates and revenues and expenses are translated into US$ at the average exchange rates in effect during the reporting periods. The exchange differences resulting from translating these entities’ financial statements into US$ are included in accumulated other comprehensive income, which is a separate component of shareholders’ equity on the consolidated balance sheets.